Taxation - Loss before provision for income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxation
PRC	¥ (79,805)	¥ (163,018)
Foreign	(3,166)	(8,923)
Total loss before income taxes	¥ (82,971)	¥ (171,941)